Equity	12 Months Ended
Dec. 31, 2021
Equity
Equity

19. Equity

Shares and share capital

Share capital

Nokia Corporation has one class of shares. Each share entitles the holder to one vote at general meetings. The shares have no par value nor is there a minimum or maximum share capital or number of shares under the Articles of Association of Nokia Corporation. As of 31 December 2021, the share capital amounted to EUR 245 896 461.96 (EUR 245 896 461.96 in 2020) and consisted of 5 675 461 159 (5 653 886 159 in 2020) issued and fully paid shares.

Share premium

Share premium reserve consists of the share premium account of the Parent Company. In addition, the equity impact corresponding to the employee services received related to the equity-settled share-based compensation plans is recorded in the share premium reserve.

Treasury shares

As of 31 December 2021, the number of Nokia shares held by the Group companies was 40 467 555 (36 389 799 in 2020) representing 0.7% (0.6% in 2020) of the share capital and total voting rights.

In 2021, under the authorization held by the Board of Directors, Nokia Corporation issued 21 575 000 new shares to itself to fulfill the company’s obligation under the Nokia Equity Programs and 17 497 244 treasury shares to employees, including certain members of the Group Leadership Team, as settlement under Nokia’s equity-based incentive plans and the employee share purchase plan. The shares were issued without consideration.

Reconciliation of the number of shares outstanding at the beginning and at the end of the period:

Number of shares 000s	2021	2020	2019
As of 1 January	5 617 496	5 605 581	5 593 162
Settlement of share-based payments	17 497	11 915	12 396
Stock options exercised	–	–	23
As of 31 December	5 634 993	5 617 496	5 605 581

Authorizations given to the Board of Directors related to issue and repurchase of shares

Authorization to issue shares and special rights entitling to shares

At the Annual General Meeting held on 8 April 2021, the shareholders authorized the Board of Directors to issue a maximum of 550 million shares through one or more issues of shares or special rights entitling to shares. The Board of Directors is authorized to issue either new shares or shares held by Nokia. The authorization included the right for the Board of Directors to resolve on all the terms and conditions of such share and special rights issuances, including issuance in deviation from the shareholders’ pre-emptive rights. The authorization may be used to develop Nokia’s capital structure, diversify the shareholder base, finance or carry out acquisitions or other arrangements, settle Nokia’s equity-based incentive plans, or for other purposes resolved by the Board of Directors. The authorization is effective until 7 October 2022, and terminated the previous authorizations to issue shares and special rights entitling to shares.

Authorization to repurchase shares

At the Annual General Meeting held on 8 April 2021, the shareholders authorized the Board of Directors to repurchase a maximum of 550 million shares. The amount corresponds to less than 10% of the total number of Nokia’s shares. Shares may be repurchased to be cancelled, held to be reissued, transferred further or for other purposes resolved by the Board. The shares may be repurchased otherwise than in proportion to the shares held by the shareholders. The price paid for the shares under the authorization shall be based on the market price of Nokia shares on the securities markets on the date of the repurchase. The Board shall resolve on all other matters related to the repurchase of Nokia shares. The authorization is effective until 7 October 2022, and terminated the previous authorization to repurchase shares.

Distribution of funds

Nokia distributes funds to its shareholders in two ways: a) as dividends from retained earnings and/or as equity repayment from the reserve of invested unrestricted equity, and b) by repurchasing its own shares using funds in the unrestricted equity. The dividend and/or equity repayment is distributed in quarterly instalments subject to the Board of Directors’ resolution as authorized by the Annual General Meeting (AGM). The amount of any distribution is limited to the amount of distributable earnings of the Parent Company, and subject to exceptions relating to the right of minority shareholders to request a certain minimum distribution, the distribution may not exceed the amount proposed by the Board of Directors.

Nokia’s Board of Directors proposes that the AGM in 2022 authorizes the Board to decide in its discretion on the distribution of an aggregate maximum of EUR 0.08 per share as dividend and/or as assets from the reserve of invested unrestricted equity. On the date of issuing the financial statements for 2021 the total number of Nokia shares is 5 696 261 159 and consequently the total amount of distribution would be EUR 456 million. Total number of shares includes shares held by the Group companies which are not entitled to distribution. The AGMs in 2021 and 2020 resolved that no dividend is distributed for the financial years 2020 and 2019, respectively. In 2019, Nokia paid a total dividend of EUR 560 million, corresponding to EUR 0.10 per share, to its shareholders related to the financial year 2018.

Nokia’s Board of Directors has also initiated a share buyback program under the current authorization from the AGM to repurchase shares. The program targets to return up to EUR 600 million of cash to shareholders in tranches over a period of two years, subject to continued authorization from the AGM. The aggregate purchase price of all shares to be acquired in the first tranche, which began in February 2022 and which is expected to end in December 2022, shall not exceed EUR 300 million. The maximum number of shares that can be repurchased under the first phase of the program is 275 000 000 shares corresponding to approximately 5% of the total number of shares in Nokia. The repurchased shares will be cancelled.

Nokia has appointed a third-party broker as the lead-manager for the first phase of the buyback program. The lead-manager will make trading decisions independently of and without influence from Nokia. Nokia may terminate the program prior to its scheduled end date.

Nature and purpose of other equity reserves

Translation differences

Translation differences consist of foreign exchange differences arising from translation of foreign operations into euro, the presentation currency of the consolidated financial statements as well as gains and losses related to hedging of net investments in foreign operations.

Fair value and other reserves

Pension remeasurements

Pension remeasurements reserve includes actuarial gains and losses as well as return on plan assets and changes in the effect of the asset ceiling, excluding amounts recognized in net interest, related to Nokia’s defined benefit plans.

Hedging reserve

Hedging reserve includes the change in fair value that reflects the change in spot exchange rates for certain foreign exchange forward contracts that are designated as cash flow hedges to the extent that the hedge is effective.

Cost of hedging reserve

Cost of hedging reserve includes forward element of foreign exchange forward contracts and the time value of foreign exchange options related to cash flow hedging of forecasted foreign currency sale and purchase transactions. Additionally, cost of hedging reserve includes the difference between the change in fair value of forward element of foreign exchange forward contracts and the time value of option contracts and the amortization of forward element of foreign exchange forward contracts and time value of option contracts related to net investment hedging. Cost of hedging reserve also includes changes in fair value from foreign currency basis spread related to fair value hedging of foreign currency denominated bonds.

Fair value reserve

Fair value reserve includes the changes in fair value of financial instruments that are managed in a portfolio with a business model of holding financial instruments to collect contractual cash flows including principal and interest as well as selling financial instruments. The fair values recorded in fair value reserve for these instruments are reduced by amounts of loss allowances.

Reserve for invested unrestricted equity

The reserve for invested unrestricted equity includes that part of the subscription price of issued shares that according to the share issue decision is not to be recorded to the share capital as well as other equity inputs that are not recorded to some other reserve. The amounts received for treasury shares are recorded to the reserve for invested unrestricted equity, unless it is provided in the share issue decision that it is to be recorded in full or in part to the share capital.

Other equity

Accumulated deficit

Accumulated deficit is the net total of previous years’ profits and losses less dividends paid to the shareholders.

Non-controlling interests

Non-controlling interests represent the share of net assets of certain subsidiaries attributable to their minority shareholders. For more information on the contractual arrangement related to the ownership interests in the Nokia Shanghai Bell Group, refer to Note 31, Significant partly-owned subsidiaries.

Changes in other comprehensive income by component of equity

		Fair value and other reserves
	Translation	Pension	Hedging	Cost of hedging	Fair value
EURm	differences	remeasurements	reserve	reserve	reserve
As of 1 January 2019	(592)	1 137	(21)	8	(61)
Foreign exchange translation differences	259	–	–	–	–
Net investment hedging losses	(40)	–	–	(6)	–
Remeasurements of defined benefit plans	–	319	–	–	–
Net fair value losses	–	–	(17)	(34)	(101)
Transfer to income statement	1	–	32	18	107
Other increase	–	1	–	–	–
As of 31 December 2019	(372)	1 457	(6)	(14)	(55)
Foreign exchange translation differences	(1 231)	–	–	–	–
Net investment hedging gains	307	–	–	1	–
Remeasurements of defined benefit plans	–	484	–	–	–
Net fair value gains/(losses)	–	–	13	(13)	(175)
Transfer to income statement	–	–	(5)	16	208
Other decrease	(1)	–	–	–	–
Movement attributable to non-controlling interests	2	(1)	–	–	–
As of 31 December 2020	(1 295)	1 940	2	(10)	(22)
Foreign exchange translation differences	1 162	–	–	–	–
Net investment hedging losses	(249)	–	–	–	–
Remeasurements of defined benefit plans	–	2 302	–	–	–
Net fair value (losses)/gains	–	–	(15)	5	(25)
Transfer to income statement	(7)	–	6	4	32
Movement attributable to non-controlling interests	(7)	–	–	–	–
As of 31 December 2021(1)	(396)	4 242	(7)	(1)	(15)

(1)	In 2021, translation differences includes EUR 226 million (EUR 475 million in 2020 and EUR 168 million in 2019) of gains related to net investment hedging.

Capital management

For capital management purposes Nokia defines capital as total equity and interest-bearing liabilities less cash and cash equivalents and current financial investments. The main objectives of Nokia's capital management are to maintain a solid overall financial position and to ensure sufficient financial flexibility to execute Nokia’s long-term business strategy and to provide returns to shareholders. From a liquidity perspective, Nokia intends to maintain a level of cash and cash equivalents and current financial investments at 30% or more of annual net sales. Nokia targets investment grade credit ratings with the long-term credit ratings being BBB- (stable) by Fitch, Ba2 (positive) by Moody’s, and BB+ (stable) by S&P Global Ratings as of 31 December 2021. With regards to shareholder remuneration, Nokia targets recurring, stable and over time growing ordinary dividend payments, taking into account the previous year’s earnings as well as the company’s financial position and business outlook. Nokia is also using share repurchases as a tool to manage its capital structure through the reduction of capital and distribute excess cash to the shareholders.